Note 11 - Options (Details) - Fair Value Assumptions of Option Awards (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
The weighted average grant date fair value per options granted (in Dollars per share)	$ 1.05	$ 2.51	$ 1.84
Broker Options [Member]
Note 11 - Options (Details) - Fair Value Assumptions of Option Awards [Line Items]
Volatility	64.00%	64.70%
Risk-free interest rate	0.01%	0.08%
Expected life (in years)	7 years	10 years
Dividend yield	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 3.09	$ 2.51